Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Net Income		R$ 12,188.4	R$ 11,347.7	[1],[2],[3]	R$ 7,787.5	[1],[2],[3]
Depreciation, amortization and impairment		4,675.2	4,448.4	[3],[4]	4,036.9	[3]
Impairment losses on receivables and inventories		149.3	125.6		156.3
Additions/(reversals) in provisions and employee benefits		507.7	171.7	[3]	168.3	[3]
Net finance cost		3,109.5	4,030.3	[3]	3,713.8	[3]
Losses/(gain) on sale of property, plant and equipment and intangible assets		(73.9)	29.8	[3]	(49.4)	[3]
Losses/(gain) on sale of operations in subsidiaries			(80.2)	[3]		[3]
Losses/(gain) on sale of operations in associates				[3]	(41.7)	[3]
Equity-settled share-based payment expense		205.7	161.0	[3]	209.3	[3]
Income tax expense		754.7	1,773.9	[3]	5,047.7	[3]
Share of result of joint ventures	[4]	22.3	(1.0)	[1],[3]	3.1	[1],[3]
Other non-cash items included in profit (iii)	[3],[5]	(1,080.7)	(1,239.2)		196.2
Cash flow from operating activities before changes in working capital and use of provisions		20,458.2	20,768.0	[3]	21,228.0	[3]
(Increase)/decrease in trade and other receivables		(721.9)	(149.2)	[3]	(265.6)	[3]
(Increase)/decrease in inventories		(844.1)	(1,167.1)	[3]	(63.8)	[3]
Increase/(decrease) in trade and other payables		1,382.0	869.8	[3]	(105.8)	[3]
Cash generated from operations		20,274.2	20,321.5	[3]	20,792.8	[3]
Interest paid		(405.1)	(773.8)	[3]	(720.6)	[3]
Interest received		543.3	500.4	[3]	337.9	[3]
Dividends received		4.2	9.3	[3]	7.3	[3]
Income tax paid		(2,035.3)	(1,711.3)	[3]	(2,156.6)	[3]
Cash flow from operating activities		18,381.3	18,346.1	[3]	18,260.8	[3]
Proceeds from the sale of property, plant and equipment and intangible assets		190.8	102.4	[3]	101.9	[3]
Proceeds from the sale of subsidiaries operations		205.4		[3]		[3]
Acquisitions of property, plant and equipment and intangible assets		(5,069.4)	(3,571.0)	[3]	(3,203.6)	[3]
Acquisitions of subsidiaries, net of cash acquired		(98.1)	(133.4)	[3]	(333.3)	[3]
Acquisitions of other investments		(62.1)	(8.5)	[3]	(1.1)	[3]
Investment in short term debt securities and net proceeds/(acquisitions) of debt securities		(8.1)	(16.1)	[3]	276.9	[3]
Net proceeds/(acquisitions) of other assets		2.9	(49.1)	[3]	86.2	[3]
Cash flow from investing activities		(4,838.6)	(3,675.7)	[3]	(3,073.0)	[3]
Capital increase		12.8	6.2	[3]		[3]
Capital increase in non-controlling interest		(26.7)		[3]		[3]
Proceeds/(repurchase) of treasury shares		(32.1)	7.3	[3]	(38.6)	[3]
Acquisition of non-controlling interest		(0.5)	(3,060.6)	[3]		[3]
Proceeds from borrowings		946.1	2,304.9	[3]	2,904.4	[3]
Repayment of borrowings		(2,352.7)	(2,499.0)	[3]	(5,441.7)	[3]
Cash net of finance expenses other than interest		(2,421.9)	(1,153.2)	[3]	(1,459.5)	[3]
Payment of lease liabilities		(537.2)	(448.0)	[3]	(395.7)	[3]
Dividends and Interest on shareholder´s equity paid		(7,871.3)	(8,814.1)	[3]	(8,819.8)	[3]
Cash flow from financing activities		(12,283.5)	(13,656.5)	[3]	(13,250.9)	[3]
Net increase/(decrease) in cash and cash equivalents		1,259.2	1,013.9	[3]	1,936.9	[3]
Cash and cash equivalents less bank overdrafts at the beginning of the year (i)	[3],[6]	11,463.5	10,352.7		7,876.8
Effect of exchange rate fluctuations		(822.0)	96.9	[3]	539.0	[3]
Cash and cash equivalents less bank overdrafts at the end of the year (i)	[6]	R$ 11,900.7	R$ 11,463.5	[3]	R$ 10,352.7	[3]

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[2]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[3]	2018 restated to reflect the impact of the adoption of IFRS 16 with full retrospective application (Note 3).
[4]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.
[5]	Other non-cash items included in profit is mainly composed by released of hedge reserves related to cash flow hedge under IFRS 9.
[6]	Net of bank overdrafts.